Segmented Information (Schedule Of Marketing Intersegment Eliminations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Information [Line Items]
Revenues, Net of Royalties	$ 5,858	$ 5,160	$ 8,467
Production and mineral taxes	134	105	198
Transportation and processing	1,476	1,231	1,193
Operating	859	794	866
Purchased product	441	349	635
Operating Cash Flow	2,948	2,681	5,575
Market Optimization [Member]
Product Information [Line Items]
Revenues, Net of Royalties	512	419	703
Operating	38	48	40
Purchased product	441	349	635
Operating Cash Flow	33	22	28
Market Optimization [Member] | Marketing Sales [Member]
Product Information [Line Items]
Revenues, Net of Royalties	5,662	4,260	6,680
Transportation and processing	516	528	506
Operating	75	84	75
Purchased product	4,993	3,593	6,035
Operating Cash Flow	78	55	64
Market Optimization [Member] | Upstream Eliminations [Member]
Product Information [Line Items]
Revenues, Net of Royalties	(5,150)	(3,841)	(5,977)
Transportation and processing	(516)	(528)	(506)
Operating	(37)	(36)	(35)
Purchased product	(4,552)	(3,244)	(5,400)
Operating Cash Flow	$ (45)	$ (33)	$ (36)